Derivatives	12 Months Ended
Sep. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives

Note 5. Derivatives

The Company enters into derivatives from time to time to help mitigate its interest rate risk exposures.

In order to better define its contractual rights and to secure rights that will help the Company mitigate its counterparty risk, the Company has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with each of its derivative counterparties, Macquarie Bank Limited (“Macquarie”), SMBC Capital Markets, Inc. (“SMBC”) and

Regions Bank (“Regions” and, together with Macquarie and SMBC, the “Counterparties” and each a “Counterparty”). Each ISDA Master Agreement is a bilateral agreement between the Company and each Counterparty that governs over-the-counter (“OTC”) derivatives, including interest rate swaps, and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of each ISDA Master Agreements with each of the Counterparties permits a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Company and cash collateral received from either Counterparty, if any, is included in the Consolidated Statements of Financial Condition as cash collateral held for interest rate swaps or cash collateral received for interest rate swaps. The Company minimizes counterparty credit risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.

Interest Rate Swaps

On May 8, 2024, in connection with the 2027 Notes (as defined in Note 7), the Company entered into interest rate swap agreements with Macquarie and SMBC to more closely align the interest rate of such liability with its investment portfolio, which consists primarily of floating rate loans. Under the interest rate swap agreements, the Company (i) receives a fixed interest rate of 7.12% and pays SMBC a floating interest rate of three-month Term SOFR plus 2.5975% on the first $225,000 of the Tranche A Notes (as defined in Note 7) and (ii) receives a fixed interest rate of 7.12% and pays Macquarie a floating interest rate of three-month Term SOFR plus 2.644% on the second $75,000 of the Tranche A Notes. The interest rate swap agreements were effective as of May 22, 2024 and terminate on September 18, 2027. The Company designated these interest rate swaps and the 2027 Notes as a qualifying fair value hedge accounting relationship. See Note 7 for more information on the 2027 Notes.

On September 5, 2024, in connection with the 2029 Notes (as defined in Note 7), the Company entered into interest rate swap agreements with Regions and Macquarie to more closely align the interest rate of such liability with its investment portfolio, which consists primarily of floating rate loans. Under the interest rate swap agreements, the Company (i) receives a fixed interest rate of 6.046% and pays Regions a floating interest rate of three-month Term SOFR plus 2.7875% on the first $350,000 of the 2029 Notes and (ii) receives a fixed interest rate of 6.046% and pays Macquarie a floating interest rate of three-month Term SOFR plus 2.770% on the second $150,000 of the 2029 Notes. The interest rate swap agreements were effective as of September 12, 2024 and terminate on August 12, 2029. The Company designated these interest rate swaps and the 2029 Notes as a qualifying fair value hedge accounting relationship. See Note 7 for more information on the 2029 Notes.

As a result of the Company’s designation as a hedging instrument in a qualifying fair value hedge accounting relationship, the Company is required to fair value the hedging instrument and the related hedged item, with the changes in the fair value of each being recorded in interest expense. The net gain/(loss) related to the fair value hedge was $1,620, which is included in “Interest and other debt financing expenses” in the Company’s Consolidated Statements of Operations. The table below presents the components of the net gain/(loss) related to the fair value hedge recognized for the hedging instrument, the interest rate swaps, and the hedged items, the Tranche A Notes and 2029 Notes, from derivatives designated in a qualifying hedge accounting relationship for the year ended September 30, 2024. There were no derivatives designated in a qualifying hedge accounting relationship for the period from June 30, 2023 (commencement of operations) to September 30, 2023.

Year ended
September 30, 2024
Hedging instruments (Interest rate swaps)	$10,661
Hedged items (Unsecured notes)	(9,041)
Fair market value adjustments for hedge accounting recognized in interest expense	$1,620

The Consolidated Statement of Financial Condition impact of fair valuing the interest rate swaps as of September 30, 2024 is presented below:

			Gross Amount of
Derivative	Notional	Maturity	Recognized	Gross Amount of	Statement of Financial Condition
Instrument	Amount	Date	Assets	Recognized Liabilities	Location of Amounts
Interest rate swap	$225,000	9/18/2027	$10,520	$—	Net unrealized appreciation on derivatives
Interest rate swap	$75,000	9/18/2027	$2,351	$—	Net unrealized appreciation on derivatives
Interest rate swap	$350,000	8/12/2029	$—	$1,963	Net unrealized depreciation on derivatives
Interest rate swap	$150,000	8/12/2029	$—	$247	Net unrealized appreciation on derivatives

The table below presents the carrying value of the Tranche A Notes and 2029 Notes as of September 30, 2024 that is designated in a qualifying hedging relationship and the related hedging adjustment (increase/(decrease)) from the current hedging relationship included in such carrying value:

	As of September 30, 2024
Description	Carrying Value	Cumulative Hedging Adjustment
Tranche A Notes	$308,872	$8,872
2029 Notes	494,984	169

Exclusion of the Investment Adviser from Commodity Pool Operator Definition

Engaging in commodity interest transactions such as swap transactions or futures contracts for the Company could cause the Investment Adviser to fall within the definition of “commodity pool operator” under the Commodity Exchange Act (the “CEA”) and related Commodity Futures Trading Commission (“CFTC”) regulations. The Investment Adviser has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA and the CFTC regulations in connection with its management of the Company and, therefore, is not subject to CFTC registration or regulation under the CEA as a commodity pool operator with respect to its management of the Company.